DEFERRED REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	March 31,	December 31,
	2024	2023

Deferred revenue - beginning of period	$-	$17,506
Deferred revenue - recognized	-	(17,506)
Additional amounts deferred	12,155	-
Deferred revenue - end of period	$12,155	$-

	December 31,	December 31,
	2023	2022

Deferred revenue - beginning of year	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(17,506)	(45,503)
Deferred revenue - end of year	$-	$17,506